Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2021
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of December 31, 2021:

	Year Ended December 31, 2021	2020	2019	2018	2017	Prior	Total
Tier 1	$859,924	$594,567	$105,141	$33,410	$6,864	$9,500	$1,609,406
Tier 2	86,117	37,232	33,959	18,612	5	4,910	180,835
Tier 3	7,712	2,347	5,855	535	—	143	16,592
Net investment in finance leases	$953,753	$634,146	$144,955	$52,557	$6,869	$14,553	$1,806,833

Tier 1	$12,108	$107,758	$201,114	$—	$—	$—	$320,980
Tier 2	5,290	—	27,990	—	—	—	33,280
Container leaseback financing receivable	$17,398	$107,758	$229,104	$—	$—	$—	$354,260